UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21237

                  Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                            (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end: 9/30_

Date of reporting period:     6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Common Stocks - 72.65%	Shares	Value

Consumer Discretionary - 7.42%
Gaiam, Inc. - Class A	351,419	$2,133,113
PetSmart, Inc.	122,130	3,684,662
Washington Post Company/The - Class B	9,834	4,036,660
		9,854,435

Consumer Staples - 6.16%
Coca-Cola Company/The	14,200	711,704
Female Health Company/The	37,600	195,144
John B. Sanfilippo & Son, Inc. (a)	502,699	7,274,055
		8,180,903

Energy - 4.41%
Noble Corp. (a)	189,100	5,845,081

Financials - 14.61%
AllianceBernstein Holding LP (d)	52,667	1,360,915
Annaly Capital Management, Inc. (b)	321,459	5,513,022
PICO Holdings, Inc. (a)	194,220	5,820,773
Willis Group Holdings PLC	222,750	6,693,638
		19,388,348

Health Care Services - 4.61%
Albany Molecular Research, Inc. (a)	501,624	2,593,396
PDI, Inc. (a)	425,942	3,526,800
		6,120,196

Industrials - 5.34%
Insteel Industries, Inc.	231,790	2,693,400
K-Sea Transportation Partners LP (d)	893,145	4,394,273
		7,087,673

Information Technology - 2.88%
Dell, Inc. (a)	316,600	3,818,196

Materials - 4.38%
Sealed Air Corp.	294,709	5,811,662

Pharmaceuticals - 22.84%
Johnson & Johnson	101,400	5,988,684
Merck & Co., Inc.	19,031	665,514
Novartis AG (c)	195,650	9,453,808
Pfizer, Inc.	996,300	14,207,238
		30,315,244

TOTAL COMMON STOCKS (Cost $97,741,421)		96,421,738

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Gold Trusts - 17.09%	Shares	Value

Central Gold Trust (a)	114,500	$5,506,305
ETFS Gold Trust (a) (e)	29,500	3,657,115
iShares COMEX Gold Trust (a) (e)	257,000	3,127,690
Sprott Physical Gold Trust (a) (f)	54,200	636,308
SPDR Gold Trust (a) (e)	80,200	9,758,736

TOTAL GOLD TRUSTS (Cost $19,522,166)		22,686,154

	Principal
Certificates of Deposit - 1.13%	Amount	Value

Self-Help Federal Credit Union, 1.11%, 08/18/2010	$250,323	250,323
Self-Help Federal Credit Union, 1.11%, 08/18/2010	250,323	250,323
Shorebank Pacific, 0.50%, 07/13/2010	250,000	250,000
Shorebank Pacific, 0.09%, 08/06/2010	500,551	500,551
University Bank, 0.49%, 07/08/2010	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,501,197)		1,501,197

Money Market Securities - 9.63%	Shares	Value

Federated Government Obligations Fund - Institutional Shares, 0.04% (g)	12,785,604	12,785,604

TOTAL MONEY MARKET SECURITIES (Cost $12,785,604)		12,785,604

TOTAL INVESTMENTS (Cost $131,550,388) - 100.50%		$133,394,693

Liabilities in excess of other assets - (0.50)%		(658,927)

TOTAL NET ASSETS - 100.00%		$132,735,766

(a) Non-income producing
(b) Real Estate Investment Trust
(c) American Depositary Receipt
(d) Limited Partnership
(e) Exchange-Traded Fund
(f) Closed-End Mutual Fund
(g) Variable Rate Security; the money market rate shown represents the rate at June 30, 2010.

Tax Related
Unrealized appreciation		$11,344,375
Unrealized depreciation		(9,500,070)
Net unrealized appreciation		$1,844,305

Aggregate cost of securities for income tax purposes		$131,550,388

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Related Notes to the Schedule of Investments
June 30, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, American Depositary Receipts, limited partnerships, exchange-traded funds, and gold trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2010
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant ] Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$75,699,720	$-	$-	$75,699,720
Limited Partnerships*	5,755,188	-	-	5,755,188
Real Estate Investment Trusts*	5,513,022	-	-	5,513,022
American Depositary Receipts*	9,453,808	-	-	9,453,808
Gold Trusts	22,686,154	-	-	22,686,154
Certificates of Deposit	-	1,501,197	-	1,501,197
Money Market Securites	12,785,604	-	-	12,785,604

Total	$131,893,496	$1,501,197	$-	$133,394,693
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Iron Strategic Income Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Corporate Bonds - 2.83%	Principal Amount	Value

Ally Financial, Inc., 8.30%, 02/12/2015 (a)	$1,000,000	$1,015,000
Apria Healthcare Group I, 11.25%, 11/01/2014 (a)	1,000,000	1,070,000
Ball Corp., 6.75%, 09/15/2020	1,000,000	1,015,000
Consol Energy, Inc., 8.00%, 04/01/2017 (a)	1,000,000	1,037,500
Harrahs Operating Co., Inc., 10.00%, 12/15/2018	1,000,000	825,000
Host Hotels & Resorts, LP, 9.00%, 5/15/2017	1,000,000	1,075,000
International Lease Finance Corp., 8.625%, 09/15/2015 (a)	1,000,000	950,000
Lyondell Chemical Co., 11.00%, 05/01/2018	1,000,000	1,077,500
Mylan, Inc., 7.875%, 07/15/2020 (a)	1,000,000	1,025,000
Navistar International Corp., 8.25%, 11/01/2021	1,000,000	1,020,000
NewPage Corp., 11.375%, 12/31/2014	1,000,000	912,500
Qwest Communications International, Inc., 7.125%, 04/01/2018 (a)	1,000,000	1,002,500
Wind Acquisition Finance S.A., 11.75%, 07/15/2017 (a) (b)	1,000,000	1,030,000
Wynn Las Vegas LLC, 7.875%, 11/01/2017 (a)	1,000,000	1,017,500

Total Corporate Bonds (Cost $14,578,218)		14,072,500

Mutual Funds - 83.20%	Shares

American Beacon High Yield Bond Fund - Institutional Class	216,040	1,842,824
Artio Global High Income Fund - Class I	1,590,781	15,844,180
BlackRock High Income Fund - Institutional Class	1,814,967	8,094,754
BlackRock High Yield Bond Fund - BlackRock Class	1,590,564	11,420,250
Calamos High Yield Fund - Class I	289,460	2,732,506
Columbia High Income Fund - Class Z	392,655	3,054,852
Delaware High-Yield Opportunities Fund - Class I	400,640	1,550,475
DWS High Income Fund - Institutional Class	494,181	2,258,407
Eaton Vance Income Fund of Boston - Class I	3,821,904	21,173,348
Federated High Income Bond Fund - Class A	1,436,007	10,382,330
Federated High Yield Trust	355,537	1,934,124
Federated Institutional High Yield Bond Fund	427,123	4,066,211
Fidelity Advisor High Income Advantage Fund - Class I	2,213,123	19,099,250
Fidelity Capital & Income Fund	2,579,585	22,003,860
Fidelity High Income Fund	1,791,279	15,100,477
First American High Income Bond Fund - Class Y	363,050	3,009,682
Franklin High Income Fund - Advisor Class	335,476	640,760
Goldman Sachs High Yield Fund - Institutional Class	1,861,232	12,879,726
Hartford High Yield Fund - Class Y	433,109	3,014,438
Invesco High Yield Fund - Institutional Class	1,005,428	4,031,765
Invesco High Yield Securities Fund - Class Y	74,940	1,215,525
Ivy High Income Fund - Class I	268,153	2,188,129
Janus High-Yield Fund - Class I	1,357,608	11,471,787
John Hancock High Yield Fund - Class I	2,468,024	8,662,764
JPMorgan High Yield Fund - Select Class	1,340,568	10,322,372
Loomis Sayles Institutional High Income Fund	475,102	3,577,522
Lord Abbett Bond-Debenture Fund, Inc. - Class I	1,973,287	14,365,531
Lord Abbett High Yield Fund - Class I	694,791	5,134,506
MainStay High Yield Opportunities Fund - Class I	258,104	2,890,769
Metropolitan West High Yield Bond Fund - Institutional Class	783,909	7,972,351
MFS High Income Fund - Class I	2,794,205	9,081,167
MFS High Yield Opportunities Fund - Class I	851,431	5,108,586
Natixis Loomis Sayles High Income Fund - Class Y	264,160	1,223,059
Northeast Investors Trust	596,126	3,499,258
Nuveen High Yield Bond Fund - Class R	78,207	1,291,974
PIMCO High Yield Fund - Institutional Class	3,008,745	26,627,395
Pioneer Global High Yield Fund - Class Y	1,826,737	17,427,071
Pioneer High Yield Fund - Class Y	1,904,256	16,985,964
Principal High Yield Fund I - Institutional Class	606,618	6,411,948

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Mutual Funds - 83.20% - continued	Shares	Value

Principal High Yield Fund - Institutional Class	570,043	$4,383,632
Prudential High Yield Fund, Inc. - Class Z	1,072,638	5,609,899
Putnam High Yield Advantage Fund - Class Y	1,100,976	6,407,682
Putnam High Yield Trust - Class Y	1,706,537	12,218,805
RiverSource High Yield Bond Fund - Class R5	5,950,268	15,530,199
SEI High Yield Bond Fund - Class A	1,579,642	11,010,103
T. Rowe Price High Yield Fund - Investor Class	2,735,001	17,531,358
T. Rowe Price Institutional High Yield Fund	424,520	3,977,752
TIAA-CREF High Yield Fund - Institutional Class	198,790	1,836,818
USAA High-Yield Opportunities Fund	769,049	6,060,110
Vanguard High-Yield Corporate Fund - Admiral Shares	1,021,014	5,564,526
Western Asset High Yield Portfolio - Institutional Class	406,282	3,396,519

TOTAL MUTUAL FUNDS (Cost $413,725,554)		413,119,300

Money Market Securities (c) - 13.63%

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	16,924,619	16,924,619
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	16,924,619	16,924,619
First American Government Obligations Fund - Class Z - 0.01%	16,924,619	16,924,619
First American Treasury Obligations Fund - Class Z - 0.00%	16,924,619	16,924,619

TOTAL MONEY MARKET SECURITIES (Cost $67,698,476)		67,698,476

TOTAL INVESTMENTS (Cost $496,002,248) - 99.66%		$494,890,276

Other assets less liabilities - 0.34%		1,660,940

TOTAL NET ASSETS - 100.00%		$496,551,216

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(b) Foreign bond denominated in U.S. dollars.
(c) Variable rate securities; the money market rates shown represent the rate at June 30, 2010.

Tax Related, excluding swap agreements.
Unrealized appreciation		2,037,582
Unrealized depreciation		(3,149,554)
Unrealized appreciation (depreciation)		$(1,111,972)

Aggregate cost of securities for income tax purposes		$496,002,248

Unrealized
	Termination	Notional	Appreciation/
Credit Default Swaps (d)	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index,	6/20/2015	$ 200,000,000	$ 1,897,361
agreements with Morgan Stanley, effective March 22, 2010,
to pay a premium equal to 5.00% of the notional amount.
Upon a credit event, the Fund receives a protection payment
from the counterparty equal to the proportional notional
amount.

(d) See Related Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments
June 30, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2010
(Unaudited)

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$-	$14,072,500	$-	$14,072,500

Mutual Funds	413,119,300	-	-	413,119,300

Money Market Securities	67,698,476	-	-	67,698,476

Total	$480,817,776	$14,072,500	$-	$494,890,276

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2010
(Unaudited)

		Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments*	$-	$1,897,361	$-	$1,897,361

Total	$-	$1,897,361	$-	$1,897,361
*Credit Default Swaps - See Derivative Transaction note below for additional information

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Derivative Transactions - The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the period ended June 30, 2010, the realized loss on swap agreements was $3,494,083 and the change in unrealized appreciation (depreciation) on swap agreements was $1,906,361.

The Fund had purchased total notional value of swap agreements of $912,600,000.  The total notional value of terminated swap agreements was $757,600,000 with an average notional value of approximately $48,031,579 held during the period ended June 30, 2010.

FCI Funds
FCI Equity Fund
Schedule of Investments
June 30, 2010
(Unaudited)

Common Stocks - 95.55%	Shares	Value

Agriculture Chemicals - 3.59%
Monsanto Co.	4,000	$184,880
Potash Corporation of Saskatchewan, Inc.	2,400	206,976
		391,856

Aircraft Engines & Engine Parts - 1.79%
United Technologies Corp.	3,000	194,730

Computer & Office Equipment - 3.80%
Hewlett-Packard Co.	5,000	216,400
International Business Machines Corp. (IBM)	1,600	197,568
		413,968

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.22%
Kimberly-Clark Corp.	4,000	242,520

Crude Petroleum & Natural Gas - 3.32%
Apache Corp.	2,000	168,380
Southwestern Energy Co. (a)	5,000	193,200
		361,580

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.98%
General Electric Co.	15,000	216,300

Electronic Computers - 1.85%
Apple, Inc. (a)	800	201,224

Engines & Turbines - 1.43%
Cummins, Inc.	2,400	156,312

Fire, Marine & Casualty Insurance - 1.83%
Chubb Corp. / The	4,000	200,040

Grain Mill Products - 1.63%
General Mills, Inc.	5,000	177,600

Industrial Instruments for Measurement - 2.32%
Danaher Corp.	6,800	252,416

Local & Suburban Transit & Interurban Highway Passenger Trains - 1.35%
Emergency Medical Services Corp. - Class A (a)	3,000	147,090

Measuring & Controlling Devices - 2.25%
Thermo Fisher Scientific, Inc. (a)	5,000	245,250

National Commercial Banks - 5.90%
Bank of America Corp.	15,000	215,550
JPMorgan Chase & Co.	5,500	201,355
PNC Financial Services Group, Inc.	4,000	226,000
		642,905

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Common Stocks - 95.55% - continued	Shares	Value

Natural Gas Transmission & Distribution - 2.21%
Spectra Energy Corp.	12,000	$240,840

Office Machines - 2.01%
Pitney Bowes, Inc.	10,000	219,600

Oil & Gas Field Machinery & Equipment - 1.21%
National-Oilwell Varco, Inc.	4,000	132,280

Petroleum Refining - 3.35%
Chevron Corp.	3,000	203,580
Suncor Energy, Inc.	5,500	161,920
		365,500

Pharmaceutical Preparations - 4.25%
Celgene Corp. (a)	4,000	203,280
Teva Pharmaceutical Industries Ltd. (b)	5,000	259,950
		463,230

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 1.90%
E.I. du Pont de Nemours and Co.	6,000	207,540

Public Building and Related Furniture - 1.48%
Johnson Controls, Inc.	6,000	161,220

Pumps & Pumping Equipment - 2.06%
ITT Corp.	5,000	224,600

Radio & TV Broadcasting & Communications Equipment - 1.51%
QUALCOMM, Inc.	5,000	164,200

Radio Telephone Communications - 1.90%
Vodafone Group Plc (b)	10,000	206,700

Retail - Eating Places - 1.81%
McDonald's Corp.	3,000	197,610

Retail - Lumber & Other Building Materials Dealers - 1.42%
Home Depot, Inc. / The	5,500	154,385

Retail - Miscellaneous Shopping Goods Stores - 1.40%
Staples, Inc.	8,000	152,400

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.22%
T. Rowe Price Group, Inc.	3,000	133,170

Security Brokers, Dealers & Flotation Companies - 0.92%
BlackRock, Inc.	700	100,380

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

Common Stocks - 95.55% - continued	Shares	Value

Semiconductors & Related Devices - 4.89%
Applied Materials, Inc.	16,000	$192,320
Marvell Techology Group Ltd. (a)	12,000	189,120
Texas Instruments, Inc.	6,500	151,320
		532,760

Services - Business Services - 3.39%
eBay, Inc. (a)	8,000	156,880
Visa, Inc. - Class A	3,000	212,250
		369,130

Services - Computer Programming, Data Processing, Etc. - 2.86%
Google, Inc. - Class A (a)	700	311,465

Services - Educational Services - 2.41%
DeVry, Inc.	5,000	262,450

Services - Engineering Services - 2.12%
Aecom Technology Corp. (a)	10,000	230,600

Services - Prepackaged Software - 4.70%
Microsoft Corp.	7,000	161,070
Nuance Communications, Inc. (a)	12,000	179,400
Oracle Corp.	8,000	171,680
		512,150

State Commercial Banks - 1.50%
Northern Trust Corp.	3,500	163,450

Surgical & Medical Instruments & Apparatus - 4.01%
Becton, Dickinson & Co.	3,500	236,670
Covidien PLC	5,000	200,900
		437,570

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.54%
McKesson Corp.	2,500	167,900

Wholesale - Groceries & Related Products - 2.10%
Sysco Corp.	8,000	228,560

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 2.12%
LKQ Corp. (a)	12,000	231,360

TOTAL COMMON STOCKS (Cost $10,851,364)		10,414,841

Exchange-Traded Funds - 1.99%
iShares Dow Jones U.S. Transportation Average Index Fund	3,000	217,080

TOTAL EXCHANGE-TRADED FUNDS (Cost $229,750)		217,080

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

	Shares	Value
Money Market Securities - 3.33%
Fidelity Institutional Government Portfolio - Class I, 0.04% (c)	362,781	$362,781

TOTAL MONEY MARKET SECURITIES (Cost $362,781)		362,781

TOTAL INVESTMENTS (Cost $11,443,895) - 100.87%		$10,994,702

Liabilities in excess of other assets - (0.87)%		(94,347)

TOTAL NET ASSETS - 100.00%		$10,900,355

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2010.

Tax Related
Gross unrealized appreciation	$292,533
Gross unrealized (depreciation)	(741,726)
Net unrealized (depreciation)	$(449,193)

Aggregate cost of securities for income tax purposes	$11,443,895

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
June 30, 2010
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 61.10%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$301,281
Allstate Corp., 5.000%, 08/15/2014	200,000	218,387
American Express Credit Co., 7.300%, 08/20/2013	552,000	625,419
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,716
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	324,552
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019 (a)	75,000	91,179
Associates Corp., 6.950%, 11/01/2018	200,000	205,050
Bank of America Corp., 7.400%, 01/15/2011	325,000	334,678
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	300,103
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	251,836
Boeing Co., 5.000%, 03/15/2014	200,000	222,684
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	35,332
Capital One Financial Corp., 6.750%, 09/15/2017	200,000	229,400
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	250,964
Cigna Corp., 8.500%, 05/01/2019	125,000	157,769
Citigroup, Inc., 5.500%, 04/11/2013	600,000	624,101
Citigroup, Inc., 5.125%, 05/05/2014	200,000	204,149
CME Group, Inc., 5.750%, 02/15/2014	250,000	278,300
Coca-Cola Co., 5.350%, 11/15/2017	250,000	286,341
Comcast Corp., 5.450%, 11/15/2010	200,000	203,321
Comcast Corp., 6.500%, 01/15/2015	99,000	113,739
Compass Bank, 5.900%, 04/01/2026	200,000	189,885
Corning, Inc., 6.050%, 06/15/2015	250,000	253,686
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	212,525
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	136,222
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	246,507
Devon Energy Corp., 5.625%, 01/15/2014	125,000	138,866
Diageo Capital plc, 7.375%, 01/15/2014	200,000	234,868
Discover Financial Services, Inc., 10.250%, 07/15/2019	275,000	327,793
Dow Chemical Co., 7.600%, 05/15/2014	96,000	110,961
FedEx Corp., 7.375%, 01/15/2014	275,000	321,497
Fifth Third Bancorp., 0.546%, 05/17/2013 (b)	250,000	234,913
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	306,071
General Electric Capital Corp., 0.474%, 11/01/2012 (b)	300,000	292,462
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	500,000	522,403
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	222,741
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	216,017
Home Depot, Inc., 5.400%, 03/01/2016	200,000	222,876
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	626,728
Huntington National Bank, 5.375%, 02/28/2019	250,000	233,666
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	139,265
International Paper Co., 9.375%, 05/15/2019	125,000	161,707
Jefferies Group, Inc., 8.500%, 07/15/2019	140,000	157,510
JP Morgan Chase & Co., 5.375%, 10/01/2012	300,000	324,422
Keycorp, 6.500%, 05/14/2013	200,000	218,918
Lazard Group, 6.850%, 06/15/2017	280,000	283,943
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	274,044

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 61.10% - continued
Marriott International, Inc., 5.625%, 02/15/2013	$150,000	$159,905
Merrill Lynch & Co., 0.763%, 01/15/2015 (b)	200,000	182,758
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	259,298
Metlife, Inc., 6.125%, 12/01/2011	122,000	129,121
Metlife, Inc., 6.817%, 08/15/2018	400,000	453,135
Morgan Stanley, 5.050%, 01/21/2011	350,000	366,157
Morgan Stanley, 5.375%, 10/15/2015	300,000	304,208
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	450,000	487,889
Pfizer, Inc., 5.350%, 03/15/2015	200,000	226,832
Progressive Corp., 6.375%, 01/15/2012	240,000	256,652
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	211,792
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	326,943
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	188,595
Regions Financial Corp., 7.750%, 11/10/2014	125,000	131,988
Sempra Energy, 8.900%, 11/15/2013	150,000	179,322
Sempra Energy, 6.500%, 06/01/2016	250,000	287,232
Simon Property Group LP, 5.250%, 12/01/2016	300,000	319,906
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	407,470
Swiss Re Solutions Corp., 7.000%, 02/15/2026	180,000	190,280
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	146,489
Telefonica Emisiones SAU, 4.949%, 01/15/2015	250,000	262,154
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	227,200
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	268,145
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	117,617
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	97,108
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	120,974
Wachovia Corp., 5.700%, 08/01/2013	350,000	381,412
Waddell & Reed Financial, Inc., 5.600%, 01/15/2011	110,000	112,491
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	163,261
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	321,223

TOTAL CORPORATE BONDS (Cost $17,896,065)		19,184,354

U.S. Government Agency Obligations - 7.18%
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	500,000	545,438
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	714,840
Federal National Mortgage Association, 6.625%, 11/15/2010	400,000	409,702
Federal National Mortgage Association, 5.375%, 06/12/2017	500,000	583,447

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,156,070)		2,253,427

Structured Notes - 1.91%
Federal National Mortgage Association, 2.250%, 01/26/2015 (b)	600,000	600,853

TOTAL STRUCTURED NOTES (Cost $599,400)		600,853

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities - 4.69%
Capital Auto Receivables Asset Trust, 2006-2, 0.410%, 05/15/2011 (b)	$4,369	$4,369
Capital Auto Receivables Asset Trust, 2007-2, 5.390%, 02/18/2014	210,000	216,420
Chase Insurance Trust, 2005-A7, 4.550%, 03/15/2013	250,000	255,141
Chase Insurance Trust, 2005-A10, 4.650%, 12/17/2012	350,000	354,116
Chase Insurance Trust, 2005-A15, 4.960%, 09/17/2012	300,000	302,709
Chase Insurance Trust, 2007-A1, 0.370%, 03/15/2013 (b)	340,000	339,750

TOTAL ASSET-BACKED SECURITIES (Cost $1,420,229)		1,472,505

Mortgage-Backed Securities - 5.79%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	313,804	337,457
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	318,201	337,803
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	200,912	213,289
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	318,831	343,112
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	310,003	336,458
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	231,677	249,104

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,659,424)		1,817,223

U.S. Government Securities - 13.39%
U.S. Treasury Bond, 6.250%, 08/15/2023	245,000	317,619
U.S. Treasury Bond, 4.500%, 05/15/2038	250,000	275,781
U.S. Treasury Note, 2.750%, 10/31/2013	700,000	736,805
U.S. Treasury Note, 1.875%, 04/30/2014	100,000	101,820
U.S. Treasury Note, 2.125%, 05/31/2015	500,000	508,673
U.S. Treasury Note, 4.875%, 08/15/2016	935,000	1,082,408
U.S. Treasury Note, 2.750%, 02/15/2019	580,000	577,915
U.S. Treasury Note, 3.500%, 05/15/2020	575,000	601,862

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,044,092)		4,202,883

	Shares
Preferred Stocks - 0.02%
Fannie Mae - Series S., 8.250%	16,000	5,440

TOTAL PREFERRED STOCKS (Cost $400,000)		5,440

Exchange-Traded Funds - 2.24%
iShares S&P U.S. Preferred Stock Index Fund	19,000	704,140

TOTAL EXCHANGE-TRADED FUNDS (Cost $694,493)		704,140

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2010
(Unaudited)

	Shares	Value
Money Market Securities - 6.33%
Fidelity Institutional Government Portfolio - Class I, 0.04% (c)	1,987,271	$1,987,271

TOTAL MONEY MARKET SECURITIES (Cost $1,987,271)		1,987,271

TOTAL INVESTMENTS (Cost $30,857,044) - 102.65%		$32,228,096

Liabilities in excess of other assets - (2.65)%		(831,096)

TOTAL NET ASSETS - 100.00%		$31,397,000

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(b) Variable rate securities; the coupon rate shown represents the rate at June 30, 2010.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2010.

Tax Related
Gross unrealized appreciation	$1,809,519
Gross unrealized (depreciation)	(438,467)
Net unrealized appreciation	$1,371,052

Aggregate cost of securities for income tax purposes	$30,857,044

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Notes to the Schedule of Investments
June 30, 2010
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, U.S. government agency securities, structured notes, asset-backed securities, mortgage-backed securities and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities.

FCI Funds
Notes to the Schedule of Investments - continued
June 30, 2010
(Unaudited)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.  Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Equity Fund’s investments as of June 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,948,191	$-	$-	$9,948,191

American Depositary Receipts*	466,650	-	-	466,650

Exchange-Traded Funds	217,080	-	-	217,080

Money Market Securities	362,781	-	-	362,781

Total	$10,994,702	$-	$-	$10,994,702

*Refer to Schedule of Investments for industry classifications.

The Equity Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Equity Fund did not hold any derivative instruments during the reporting period.

FCI Funds
Notes to the Schedule of Investments - continued
June 30, 2010
(Unaudited)

The following is a summary of the inputs used to value the Bond Fund’s investments as of June 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$18,605,286	$-	$18,605,286
Rule 144A Securities	-	579,068	-	579,068
U.S. Government Agency Obligations	-	2,253,427	-	2,253,427
Structured Notes	-	600,853	-	600,853
Asset-Backed Securities	-	1,472,505	-	1,472,505
Mortgage-Backed Securities	-	1,817,223	-	1,817,223
U.S. Government Securities	-	4,202,883	-	4,202,883
Preferred Stocks	5,440	-	-	5,440
Exchange-Traded Funds	704,140	-	-	704,140
Money Market Securities	1,987,271	-	-	1,987,271
Total	$2,696,851	$29,531,245	$-	$32,228,096

The Bond Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Bond Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Unified Series Trust

By           /s/ Melissa K. Gallagher
               Melissa K. Gallagher, President

Date           8/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Melissa K. Gallagher
         Melissa K. Gallagher, President

Date           8/19/10

By   /s/ Christopher E. Kashmerick
            Christopher E. Kashmerick, Treasurer

Date           8/19/10